CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING REVENUES
Sales Revenue Net	$ 15,032	$ 27,470	$ 34,367
COSTS OF REVENUES
Cost of goods and services sold	(7,584)	(11,388)	(14,413)
GROSS PROFIT	7,448	16,082	19,954
OPERATING EXPENSES
Product development and engineering expenses	(1,698)	(1,471)	(1,956)
Selling and marketing expenses	(4,815)	(8,377)	(10,079)
General and administrative expenses	(6,324)	(13,384)	(18,101)
Bad debt expense (Note 12)	(37)	(169)	(1,820)
Impairment loss on goodwill (Notes 6 and 9)	(17,054)	(12,489)	(5,097)
Impairment loss on intangible assets (Note 9)	(13,251)	(15)	(2,583)
Impairment loss on prepaid licensing and royalty fees (Notes 8 and 9)	(2,752)	(702)	(247)
Other	(4)	(49)
Operating Expenses	(45,935)	(36,656)	(39,883)
LOSS FROM OPERATIONS	(38,487)	(20,574)	(19,929)
NON-OPERATING INCOME (EXPENSES)
Interest income	238	283	762
Gain on sales of marketable securities (Notes 11 and 14)	1,739	5,665	6,299
Interest expense	(49)	(247)	(426)
Foreign exchange gain (loss), net	45	434	(365)
Gain (loss) on equity method investments - net (Note 15)	526	234	(47,869)
Impairment loss on marketable securities and investments (Note 9)		(1,193)	(13,327)
Gain on sale of equity method investments (Note 5)	1,220	2,480
Recovery of loss on termination of third-party contract (Note 4)			2,012
Other	86	(7)	469
Nonoperating Income (Expense)	3,805	7,649	(47,706)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(34,682)	(12,925)	(67,635)
INCOME TAX (EXPENSE) BENEFIT (Note 25)	(61)	(671)	245
LOSS FROM CONTINUING OPERATIONS	(34,743)	(13,596)	(67,390)
LOSS FROM DISCONTINUED OPERATIONS - NET OF TAX (Note 5)	(318)	(2,521)	(4,188)
NET LOSS	(35,061)	(16,117)	(71,578)
LESS: NET LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS	281	827	366
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	(34,780)	(15,290)	(71,212)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA
Loss from continuing operations - net of tax	(34,462)	(12,769)	(67,024)
Loss from discontinued operations - net of tax	(318)	(2,521)	(4,188)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	(34,780)	(15,290)	(71,212)
Basic:
Loss from continuing operations	$ (0.68)	$ (0.25)	$ (1.23)
Loss from discontinued operations	$ (0.01)	$ (0.05)	$ (0.08)
Net loss	$ (0.69)	$ (0.30)	$ (1.31)
Diluted:
Loss from continuing operations	$ (0.68)	$ (0.25)	$ (1.23)
Loss from discontinued operations	$ (0.01)	$ (0.05)	$ (0.08)
Net loss	$ (0.69)	$ (0.30)	$ (1.31)
WEIGHTED AVERAGE SHARES USED TO COMPUTE LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	50,720	50,720	54,268
Diluted	50,720	50,720	54,268
Asian online game and service
OPERATING REVENUES
Sales Revenue Net	14,106	27,470	34,367
COSTS OF REVENUES
Cost of goods and services sold	(6,425)	(11,388)	(14,413)
Other Revenues
OPERATING REVENUES
Sales Revenue Net	926
COSTS OF REVENUES
Cost of goods and services sold	(1,159)
T2CN
NON-OPERATING INCOME (EXPENSES)
Gain on deconsolidation			$ 4,739